Cash flows information	12 Months Ended
Dec. 31, 2024
Disclosure of Cash Flows Information [Abstract]
Cash flows information

Note 8 - Cash flows information:

a.
Transactions not requiring the use of cash flows:

		December 31, 2024		December 31, 2023		December 31, 2022
Investing activities
Right-of-use assets	Ps.	(2,303,932)	Ps.	(1,422,168)	Ps.	(2,133,410)
Property, furniture, equipment, leasehold improvements		(135,495)		(178,685)		(441,131)
Financing activities
Lease liabilities	Ps.	2,303,932	Ps.	1,422,168	Ps.	2,133,410
Long-term debt		135,495		178,685		441,131

b.
Reconciliation of financing items:

	Promissory Notes				Financing of transportation and store equipment and credit lines		Supplier finance arrangement
	Related parties		Third parties (debt)		Debt		Debt		Total
As of January 1, 2023	Ps.	4,276,058	Ps.	445,281	Ps.	248,353	Ps.	338,336	Ps.	5,308,028
Increase of new debt (non-cash transactions)		—		—		178,685		—		178,685
Loss related to modification and measurement of Promissory Notes		82,893		1,343		—		—		84,236
Interest payable on Promissory Notes		556,883		62,896		—		—		619,779
Payment of debt		—		—		(104,769)		—		(104,769)
Interest payment on debt		—		—		(25,224)		—		(25,224)
Accrued interest on debt		—		—		25,224		—		25,224
Proceeds from credit line		—		—		99,618		—		99,618
Finance obtained through supplier finance arrangements		—		—		—		2,195,833		2,195,833
Payments made on supplier finance arrangements		—		—		—		(2,084,319)		(2,084,319)
Exchange rate fluctuation		(575,382)		(59,804)		—		—		(635,186)
As of December 31, 2023	Ps.	4,340,452	Ps.	449,716	Ps.	421,887	Ps.	449,850	Ps.	5,661,905
Increase of new debt (non-cash transactions)		—		—		135,495		—		135,495
Interest payable on Promissory Notes (non cash)		76,168		6,420		—		—		82,588
Payment of Promissory Notes and Convertible Note		(1,687,810)		(286,977)		—		—		(1,974,787)
Payment of accrued interests of Promissory Notes		(2,774,333)		(181,162)		—		—		(2,955,495)
Amortization of issuance costs		—		5,967		—		—		5,967
Payment of debt		—		—		(208,679)		—		(208,679)
Interest payment on debt		—		—		(94,734)		—		(94,734)
Accrued interest on debt		—		—		94,734		—		94,734
Finance obtained through supplier finance arrangements		—		—		—		3,498,928		3,498,928
Payments made on supplier finance arrangements		—		—		—		(3,264,023)		(3,264,023)
Exchange rate fluctuation		45,523		6,036		—		—		51,559
As of December 31, 2024	Ps.	—		—	Ps.	348,703	Ps.	684,755	Ps.	1,033,458